Consolidated Balance Sheets - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 4,717,821	$ 3,324,609	$ 1,313,421
Certificate of deposit	13,489	10,666	10,339
Other receivables	219,334	164,743	41,897
Inventory	78,499	0
Prepaid expenses and other current assets	245,242	72,983	109,898
Total current assets	5,274,385	3,573,001	1,475,555
Property, plant and equipment, net	19,478,853	1,723,707	741,340
Definite-lived intangible assets, net	188,421	198,698	206,381
Indefinite-lived intangible assets	191,800	191,800	191,800
Other assets	162,093	21,628	21,628
Total assets	25,295,552	5,708,834	2,636,704
Current liabilities:
Accounts payable and accrued liabilities	1,602,396	1,017,851	621,909
Current debt	55,223	17,913	0
Total current liabilities	1,657,619	1,035,764	621,909
Long-term debt	3,059,990	2,645,015	2,070,366
Total liabilities	4,717,609	3,680,779	2,692,275
Commitments and contingencies
Stockholders' equity (deficit):
Common stock	8,895	6,464	5,248
Additional paid-in capital	126,681,495	101,581,724	90,968,813
Accumulated other comprehensive loss	(243,188)	(286,272)	(226,432)
Accumulated deficit	(105,869,259)	(99,273,861)	(90,803,200)
Total stockholders' equity	20,577,943	2,028,055	(55,571)
Total liabilities and stockholders' equity	$ 25,295,552	$ 5,708,834	$ 2,636,704